Stock Compensation Plans and Share-Based Compensation Awards	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans and Share-Based Compensation Awards

(16) Stock Compensation Plans and Share-Based Compensation Awards

The Company provides share-based compensation awards to its employees under the 2018 Plan, which the Company adopted in conjunction with its IPO. The 2018 Plan became effective on May 22, 2018. A total of 7,792,162 shares of our Class A common stock are reserved for issuance under the 2018 Plan.

The following table summarizes share-based compensation expense, and the related income tax benefit recognized for share-based compensation awards:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(In thousands)
Share-based compensation expense	$52,134	$—	$52,134	$—
Income tax benefit	$3,846	$—	$3,846	$—

The total fair value of share-based compensation awards vested during the six months ended June 30, 2018 was $52.1 million and no share-based compensation awards vested during the six months ended June 30, 2017.

For these share-based compensation awards, the Company recognized share-based compensation expense of $52.1 million during the three and six months ended June 30, 2018. No share-based compensation expense was recognized for the three or six months ended June 30, 2017. As of June 30, 2018, there was $22.4 million of unrecognized share-based compensation expense related to unvested share-based compensation awards the Company expects to recognize over a weighted-average period of 3.8 years. The share-based compensation award plans provide for accelerated vesting under certain conditions.

Class D awards

The Company modified the Class D awards in connection with the IPO. All vesting conditions, with the exception of the consummation of a liquidity event, were waived as a result of the modification, including performance and service vesting conditions. On the modification date, the Company recorded share-based compensation expense based on the modification date fair value of $16.00 per share. As a result share-based compensation expense of $42.8 million was recognized for the three months ended June 30, 2018 for the Class D awards, which represented the vesting of all 2,672,666 awarded shares. Prior to the consummation of the IPO, no liquidity event was probable and as such no share-based compensation expense had previously been recognized for these awards. On the modification date there were 15 employees or former employees who held Class D awards. All Class D awards granted and vested have a weighted average grant date fair value of $16.00.

Unit appreciation rights/Restricted stock awards

The Company assumed the EVO, LLC Unit Appreciation Rights Plan (“UAR Plan”) and issued shares of Class A common stock to members of our management and our current and former employees upon conversion of the outstanding UARs held by these individuals at the consummation of the IPO, resulting in newly issued RSAs. In connection with the assumption of the UAR Plan and issuance of Class A common stock, on the IPO date, the Company recorded share-based compensation expense based on the modification date fair value of $16.00 per share. As a result share-based compensation expense of $8.7 million was recognized for the three months ended June 30, 2018 for the RSAs. As of the IPO, 543,323 awarded shares vested and 52,476 of those awards were surrendered for tax obligations. Prior to the consummation of the IPO, no liquidity event was probable and as such no share-based compensation expense had previously been recognized for these awards. On the modification date, there were 35 employees and former employees who held UARs. Immediately subsequent to the IPO, there were 63,452 unvested RSAs outstanding. During the period subsequent to the IPO 3,203 awarded shares vested and 451 of those awards were surrendered for tax obligations. As of June 30, 2018 there are 60,249 unvested awards with unrecognized share-based compensation expense of $0.9 million. All RSAs granted, vested, and unvested have a weighted average grant date fair value of $16.00.

Restricted stock units

On May 22, 2018, in connection with the IPO, the Company granted 503,795 RSUs under the 2018 Plan. The grant date fair value of the RSUs was $16.00 per unit. The Company recognized share-based compensation expense for RSUs granted of $0.2 million. There were no RSUs which vested or were forfeited during the three or six month periods ended June 30, 2018. As of June 30, 2018, there were 503,795 unvested RSUs and total unrecognized share-based compensation expense related to outstanding RSUs was $7.8 million. Each RSU vests in equal annual vesting installments over a period of four years from the grant date and will settle in Class A common stock. All RSUs granted, vested, and unvested have a weighted average grant date fair value of $16.00.

Stock options

Additionally, on May 22, 2018, in connection with the IPO, the Company granted 2,115,625 stock options. The grant date fair value of the stock options is $6.68 per option. The Company recognized share-based compensation expense for the stock options granted of $0.4 million. As of June 30, 2018, total unrecognized share-based compensation expense related to unvested stock options was $13.7 million. Each stock option vests in equal annual installments over a period of four years from grant date, and stock options expire no later than 10 years from the date of grant. For the purpose of calculating share-based compensation expense, the fair value of the stock option grants was determined through the application of the Black-Scholes model with the following assumptions:

Six Months Ended June 30, 2018
Expected life (in years)	7.00
Weighted average risk-free interest rate	3.02%
Expected volatility	33.99%
Dividend yield	0.00%
Weighted average fair value at grant date	$6.68

During the three months ended June 30, 2018, no stock options have been forfeited. The risk-free interest rate is based on the yield of a zero coupon U.S. Treasury security with a maturity equal to the expected life of the stock option from the date of the grant. The assumption on expected volatility is based on the historical volatility of a peer group of market participants as the Company has no established historical volatility. It is the Company’s intent to retain all profits for the operations of the business for the foreseeable future, as such the dividend yield assumption is zero. The Company applied the simplified method in determining the expected life of the stock options as the Company has no historical basis upon which to determine historical exercise periods. The Company based the assumptions of the expected term of the options as the expected term plus half of the remaining life through expiration. All stock options exercised will be settled in Class A common stock.